Provision for Income Taxes Tax Provison (Benefit) Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current :
Federal	$ (17)	$ 91	$ 181
State	7	17	13
Foreign	(13)	40	(6)
Total	(23)	148	188
Deferred:
Federal	348	220	(61)
State	40	(13)	(14)
Foreign	36	5	11
Total	424	212	(64)
Provision (benefit) for income taxes	$ 401	$ 360	$ 124